UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2021

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

November 30, 2021

AI Powered International Equity ETF

Ticker: AIIQ

AI Powered International Equity ETF

AI Powered International Equity ETF

Letter to Shareholders

(Unaudited)

To Our AIIQ Shareholders,

We continue to face unprecedented challenges with the COVID-19 pandemic and subsequent variants. With nearly 5 million lives lost to this disease in the past two years everyone around the globe has been impacted and will face a new way of life going into 2022 and beyond. The data signals an uncharted territory with elevated health and market risk.

The EquBot AI investment system continues to uncover unique investment insight. Our AI platform is monitoring millions of unstructured data points and thousands of global companies across different sectors that have become leaders in their response to this new and constantly changing environment.

We continue to see innovative solutions penetrate the market from infectious disease treatments, remote working solutions, and faster communication with the evolution of 5G. AIIQ is positioned to make AI enhanced investment decisions as the market dynamics continue to evolve. Our AI platform also has revealed that pandemic recovery will occur at different rates around the globe. Access to healthcare and technology solutions, population nuances, and regulatory impacts drive varying recovery rates. We believe our global AI powered investment lens puts investors at an advantage to navigate this unfolding story.

The EquBot AI platform predicts a broad global market recovery for the remainder of 2021 and through 2022. Again, the recovery projections are not linear with the evolution of COVID variants, and geopolitical risks appearing in our investment models. We realize the importance of this insight from an investment perspective, but hope our investors heed the warning signs and dangers associated with this ongoing global market risk. We remind our investors that AIIQ is designed for long-term investors with global developed market investment risk appetites.

Performance from June 1, 2021 through November 30, 2021 (the “current fiscal period”) of the AI Powered International Equity ETF (“AIIQ” or the “Fund”) at NAV is -1.64%, while the AIIQ market price return is -1.99%. The Fund’s benchmark, the FTSE Developed All Cap ex USA Index, declined -4.63% for the same time period.

More volatility can lead to more data, and we believe more data can lead to better AI predictions. Although there are still a lot of uncertainties going into 2022 we can say with certainty that there will be a record amount of data analyzed this coming year. We believe that AI will continue to be a critical tool to inspect data in this perpetually evolving global economy. The EquBot investment platform maintains the capability to ingest key data to search for the areas of the market with the highest opportunities.

AI Powered International Equity ETF

We believe that the ability to learn and consume more market data and produce a portfolio in an unbiased manner with AI will serve as a competitive advantage. We hope our investors will continue their disciplined data driven investment approaches and grow with us through 2022 and beyond.

Sincerely,

EquBot CEO

Past performance does not guarantee future results.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-650-451-5497. Market returns are based on the midpoint of the bid/ask spread at 4 p.m. ET and do not represent the returns an investor would receive if shares were traded at other times. The total operating expenses as stated in the fee table to the Fund’s prospectus dated September 30, 2021, is 0.79%.

Must be preceded or accompanied by a prospectus.

For a complete list of Fund holdings please see the Schedule of Investments in this report. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests such as political, market and economic developments, as well as events that impact specific issuers.

The Fund is actively-managed and may not meet its investment objective based on the success or failure of the EquBot Model to identify investment opportunities. The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on Models and Data, the Adviser may be induced to buy certain investments at prices that are too high, to sell certain other investments at prices that are too low, or to miss favorable opportunities altogether. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful.

The AI Powered International Equity ETF is distributed by Quasar Distributors LLC, which is not affiliated with EquBot.

AI Powered International Equity ETF

Portfolio Allocation

As of November 30, 2021 (Unaudited)

Sector (a)	Percentage of Net Assets
Information Technology (b)	27.5%
Industrials	13.9
Financials	13.1
Health Care	11.2
Communication Services	9.1
Consumer Discretionary	7.7
Materials	5.9
Consumer Staples	4.8
Real Estate	4.1
Energy	1.3
Other Assets in Excess of Liabilities	0.7
Short-Term Investments	0.5
Utilities	0.2
Total	100.0%

(a)	The Fund’s security classifications are defined by Fund management.
(b)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

AI Powered International Equity ETF

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 98.5%
	Australia — 7.2%
1,520	Atlassian Corporation plc - Class A (a)	$572,006
4,793	Newcrest Mining, Ltd.	80,702
19,905	Redbubble, Ltd. (a)	50,088
9,761	Santos, Ltd.	44,393
21,424	Star Entertainment Group, Ltd. (a)	54,216
		801,405
	Belgium — 1.3%
1,213	Bekaert SA	49,056
4,140	Orange Belgium SA	90,616
		139,672
	Canada — 0.7%
4,013	IMAX Corporation (a)	66,174
11,185	Sombrero Resources, Inc. (a)(b)(f)	—
11,185	Tier One Silver, Inc. (a)	7,762
		73,936
	Denmark — 8.6%
549	Carlsberg AS - Class B	85,392
902	Coloplast AS - Class B	147,587
5,261	INVISIO AB	90,917
2,420	Novo Nordisk AS - ADR	258,529
1,760	Novozymes AS - B Shares	133,414
100	ROCKWOOL International AS - Class B	41,660
534	Royal Unibrew AS	56,968
6,094	Tryg AS	147,708
		962,175
	France — 2.7%
775	Airbus SE (a)	86,767
487	BNP Paribas SA	30,421
14,799	EDAP TMS SA - ADR (a)	84,502
1,054	Nexans SA	97,778
		299,468
	Germany — 0.9%
1,496	Deutsche Wohnen SE	67,203
19,444	Sirius Real Estate, Ltd.	35,272
		102,475

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

SCHEDULE OF INVESTMENTS

November 30, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.5% (Continued)
	Hong Kong — 1.3%
14,028	Hongkong Land Holdings, Ltd.	$75,751
95,860	Nissin Foods Company, Ltd.	69,332
		145,083
	Israel — 7.3%
1,350	Camtek, Ltd. (a)	62,262
1,074	CyberArk Software, Ltd. (a)	185,641
3,706	Delek Automotive Systems, Ltd.	51,699
631	Kornit Digital, Ltd. (a)	97,748
719	Nice, Ltd. (a)	205,073
4,350	RADA Electronic Industries, Ltd. (a)	40,890
1,155	Wix.com, Ltd. (a)	176,484
		819,797
	Italy — 4.0%
2,079	Azimut Holding SpA	57,766
1,355	Banca IFIS SpA	22,682
2,612	Credito Emiliano SpA	17,003
31,304	Intesa Sanpaolo SpA	75,104
3,184	Poste Italiane SpA	40,226
2,160	Prysmian SpA	80,324
389	Sesa SpA	77,468
3,828	Zignago Vetro SpA	72,326
		442,899
	Japan — 39.1% (c)
1,218	Advantest Corporation	107,647
2,900	AGC, Inc.	142,390
7,856	Aoyama Trading Company, Ltd.	49,971
1,839	Asahi Holdings, Inc.	31,139
2,900	CyberAgent, Inc.	53,698
6,450	CYBERDYNE, Inc. (a)	20,942
2,557	Daiichikosho Company, Ltd.	80,984
1,077	Daikokutenbussan Company, Ltd.	58,312
15,723	Daiwa Securities Group, Inc.	87,757
1,876	Dip Corporation	66,055
7,979	Exedy Corporation	113,648
4,614	Hachijuni Bank, Ltd.	14,532

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

SCHEDULE OF INVESTMENTS

November 30, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.5% (Continued)
	Japan — 39.1% (c) (Continued)
1,489	Hioki EE Corporation	$116,712
1,490	JAFCO Group Company, Ltd.	93,854
4,300	Jeol, Ltd.	360,251
3,500	Kirin Holdings Company, Ltd.	56,261
700	Kura Sushi, Inc.	23,161
1,423	Kurita Water Industries, Ltd.	66,722
1,060	M3, Inc.	57,382
3,156	Matsuyafoods Holdings Company, Ltd.	95,767
2,699	MedPeer, Inc. (a)	85,362
3,699	Meiko Electronics Company, Ltd.	126,644
3,682	Menicon Company, Ltd.	122,315
812	Mitsui OSK Lines, Ltd.	46,694
24,482	Monex Group, Inc.	201,644
4,495	NET One Systems Company, Ltd.	135,603
5,094	Nippon Electric Glass Company, Ltd.	132,448
1,671	Nippon Gas Company, Ltd.	20,948
672	Nippon Yusen KK	43,993
19,373	Nomura Holdings, Inc.	81,821
2,462	Nomura Research Institute, Ltd.	106,291
6,747	Oji Holdings Corporation	31,337
4,565	Open Door, Inc. (a)	73,785
1,064	Organo Corporation	64,197
5,350	Pacific Industrial Company, Ltd.	49,744
1,500	RS Technologies Company, Ltd.	85,460
1,130	Sanken Electric Company, Ltd.	57,782
1,649	Sanyo Denki Company, Ltd.	82,716
1,221	SCREEN Holdings Company, Ltd.	124,223
21,377	Seven Bank, Ltd.	43,119
3,913	Shindengen Electric Manufacturing Company, Ltd.	117,007
3,204	Sumitomo Mitsui Trust Holdings, Inc.	100,909
2,755	Suruga Bank, Ltd.	11,480
2,455	Takeuchi Manufacturing Company, Ltd.	59,032
151	Tokyo Electron, Ltd.	79,938
2,300	Toshiba Corporation	92,114
4,001	Ulvac, Inc.	230,075

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

SCHEDULE OF INVESTMENTS

November 30, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.5% (Continued)
	Japan — 39.1% (c) (Continued)
1,521	Uzabase, Inc. (a)	$21,637
16,508	Wacom Company, Ltd.	127,642
4,667	Yokowo Company, Ltd.	110,817
		4,363,962
	Malaysia — 0.7%
11,960	Lynas Rare Earths, Ltd. (a)	75,623

	Netherlands — 1.6%
18	Adyen NV (a)	49,963
298	Alfen Beheer BV (a)	28,929
1,272	Merus NV (a)	33,085
861	Prosus NV	69,250
		181,227
	Norway — 1.6%
42,342	DNO ASA (a)	49,529
5,752	Gjensidige Forsikring ASA	130,627
		180,156
	Portugal — 0.6%
60,035	Sonae SGPS SA	64,171

	Republic of Korea — 5.0%
797	GS Holdings Corporation	25,160
1,635	Hankook Tire & Technology Company, Ltd.	52,853
1,675	Hyundai Engineering & Construction Company, Ltd.	62,324
1,454	Hyundai Steel Company	45,411
8,793	Pan Ocean Company, Ltd.	38,269
2,960	Pearl Abyss Corporation (a)	328,169
		552,186
	Singapore — 1.0%
172,952	ARA LOGOS Logistics Trust	112,805

	Sweden — 6.5%
4,696	Cibus Nordic Real Estate AB	128,554
16,685	Collector AB (a)	74,065
11,122	Dustin Group AB	136,935

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

SCHEDULE OF INVESTMENTS

November 30, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.5% (Continued)
	Sweden — 6.5% (Continued)
1,187	L E Lundbergforetagen AB - B Shares	$65,317
1,357	Spotify Technology SA (a)	323,644
		728,515
	Switzerland — 3.8%
5,996	Arbonia AG	127,359
8,267	Aryzta AG (a)	9,680
805	Helvetia Holding AG	89,177
50	Lonza Group AG	40,466
254	Sika AG	99,796
3,263	UBS Group AG	56,655
		423,133
	United Kingdom — 3.9%
3,736	Adaptimmune Therapeutics plc - ADR (a)	15,504
596	Diageo plc - ADR	121,089
1,368	Ergomed plc (a)	23,288
768	Intertek Group plc	54,543
10,673	JD Sports Fashion plc	31,640
713	Ocado Group plc (a)	17,026
8,316	RWS Holdings plc	69,235
9,459	Serica Energy plc	26,607
1,946	Smiths Group plc	37,320
12,080	Watkin Jones plc	39,201
		435,453
	Uruguay — 0.7%
305	Globant SA (a)	80,828
	TOTAL COMMON STOCKS (Cost $10,991,454)	10,984,969

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

SCHEDULE OF INVESTMENTS

November 30, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 0.3%
	Germany — 0.3%
120	STO SE & Company KGaA	$28,103

	Republic of Korea — 0.0% (d)
28	Hyundai Engineering & Construction Company, Ltd.	1,721
	TOTAL PREFERRED STOCKS (Cost $33,951)	29,824

	SHORT-TERM INVESTMENTS — 0.5%
57,946	First American Government Obligations Fund - Class X, 0.03% (e)	57,946
	TOTAL SHORT-TERM INVESTMENTS (Cost $57,946)	57,946
	TOTAL INVESTMENTS — 99.3% (Cost $11,083,351)	11,072,739
	Other Assets in Excess of Liabilities — 0.7%	78,219
	NET ASSETS — 100.0%	$11,150,958

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt.
(a)	Non-income producing security.
(b)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(c)

To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. See Note 7 in Notes to Financial Statements.

(d)	Represents less than 0.05% of net assets.
(e)	Annualized seven-day yield as of November 30, 2021.
(f)	This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of this security is $0, which represents 0.00% of net assets.

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

Statement of Assets and Liabilities

November 30, 2021 (Unaudited)

ASSETS
Investments in securities, at value*	$11,072,739
Receivable for investment securities sold	155,367
Dividends and interest receivable	21,806
Total assets	11,249,912

LIABILITIES
Payable for investment securities purchased	91,470
Management fees payable	7,484
Total liabilities	98,954

NET ASSETS	$11,150,958

Net Assets Consist of:
Paid-in capital	$11,509,607
Total distributable earnings (accumulated deficit)	(358,649)
Net assets	$11,150,958

Net Asset Value
Net assets	$11,150,958
Shares outstanding ^	350,000
Net asset value, offering and redemption price per share	$31.86

* Identified cost:
Investments in securities	$11,083,351

^	No Par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

Statement of Operations

For the Six-Months Ended November 30, 2021 (Unaudited)

INCOME
Dividends*	$70,002
Interest	14
Total investment income	70,016

EXPENSES
Management fees	46,329
Total expenses	46,329
Net investment income (loss)	23,687

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in securities	(222,888)
Securities sold short	829
Foreign Currency Translation	(15,623)
Change in unrealized appreciation (depreciation) of:
Investments in securities	25,362
Securities sold short	24
Foreign Currency Translation	(156)
Net realized and unrealized gain (loss) on investments	(212,452)
Net increase (decrease) in net assets resulting from operations	$(188,765)

* Net of foreign withholding tax of	$9,310

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

Statements of Changes in Net Assets

	Six-Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
OPERATIONS
Net investment income (loss)	$23,687	$28,398
Net realized gain (loss) on investments, securities sold short, and foreign currency transactions	(237,682)	1,706,652
Change in unrealized appreciation (depreciation) of investments, securities sold short, and foreign currency translations	25,230	(171,946)
Net increase (decrease) in net assets resulting from operations	(188,765)	1,563,104

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—	(82,726)
Total distributions to shareholders	—	(82,726)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	14,377,045
Transaction Fees (see Note 6)	—	1,788
Payments for shares redeemed	—	(8,248,175)
Net increase (decrease) in net assets derived from capital share transactions (a)	—	6,130,658
Net increase (decrease) in net assets	(188,765)	7,611,036

NET ASSETS
Beginning of period/year	$11,339,723	$3,728,687
End of period/year	$11,150,958	$11,339,723

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	—	450,000
Shares redeemed	—	(250,000)
Net increase	—	200,000

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended November 30, 2021		Year Ended May 31,		Period Ended May 31,
	(Unaudited)		2021	2020	2019(1)
Net asset value, beginning of period/year	$32.40		$24.86	$23.71	$25.00

INCOME GAIN (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.07		0.12	0.23	0.23
Net realized and unrealized gain (loss) on investments (6)	(0.61)		7.82	1.25	(0.60)
Total from investment operations	(0.54)		7.94	1.48	(0.37)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—		(0.41)	(0.33)	(0.17)
From net realized gains	—		—	—	(0.75)
Total distributions to shareholders	—		(0.41)	(0.33)	(0.92)

CAPITAL SHARE TRANSACTIONS
Transaction fees (see Note 6)	—		0.01	—	—
Net asset value, end of period/year	$31.86		$32.40	$24.86	$23.71

Total return	-1.64	%(3)	32.13%	6.12%	-0.76	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$11,151		$11,340	$3,729	$3,557

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79	%(4)	0.79%	0.79%	0.79	%(4)
Net investment income (loss) to average net assets	0.40	%(4)	0.41%	0.93%	0.97	%(4)

Portfolio turnover rate (5)	108	%(3)	330%	114%	127	%(3)

(1)	Commenced operations on June 5, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes impact of in-kind transactions.
(6)

Realized and unrealized gains (losses) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

Notes to Financial Statements

November 30, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

AI Powered International Equity ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek capital appreciation. The Fund commenced operations on June 5, 2018.

The end of the reporting period for the Fund is November 30, 2021, and the period covered by these Notes to Financial Statements is the six-month period from June 1, 2021 through November 30, 2021 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

November 30, 2021 (Unaudited) (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1	– Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2

– Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

– Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

November 30, 2021 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$10,984,969	$—	$—	(a)	$10,984,969
Preferred Stocks	29,824	—	—		29,824
Short-Term Investments	57,946	—	—		57,946
Total Investments in Securities	$11,072,739	$—	$—	(a)	$11,072,739

^	See Schedule of Investments for breakout of investments by country.
(a)	Represents less than $0.50.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

November 30, 2021 (Unaudited) (Continued)

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

E.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F.

Short Positions. When the Fund sells a security it does not own (known as a “short” position), it must buy or borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, cash proceeds from securities sold short, if any, are included in the Statement of Assets and Liabilities as deposits at broker for securities sold short. The amount of the securities sold short, shown as a liability, is subsequently marked-to-market to reflect the current value of the

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

November 30, 2021 (Unaudited) (Continued)

short positions. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Dividend and interest expense paid by the Fund, if any, are displayed in the Expenses section of the Statement of Operations. The Fund does not generally expect to engage in short sales.

G.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

H.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

I.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to redemptions in kind. During the fiscal year ended May 31, 2021, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(1,363,456)	$1,363,456

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

November 30, 2021 (Unaudited) (Continued)

During the fiscal year ended May 31, 2021, the Fund realized $1,363,456 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

K.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

EquBot, Inc. (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Toroso Investments, LLC (the “Sub-Adviser”) transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.79% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting, prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

November 30, 2021 (Unaudited) (Continued)

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $12,498,974 and $12,447,458, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, there were no in-kind transactions associated with creations and redemptions.

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at May 31, 2021 were as follows:

Tax cost of investments	$11,459,795
Gross tax unrealized appreciation	$260,812
Gross tax unrealized depreciation	(380,528)
Net tax unrealized appreciation (depreciation)	(119,716)
Undistributed ordinary income	148,583
Undistributed long-term capital gain (loss)	—
Other accumulated gain (loss)	(198,751)
Distributable earnings (accumulated deficit)	$(169,884)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales and the tax treatment of passive foreign investment companies.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended May 31, 2021, the Fund did not elect to defer any post-October capital losses or late year ordinary losses.

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

November 30, 2021 (Unaudited) (Continued)

At May 31, 2021, the Fund had a short-term capital loss carryforward of $198,604. This amount does not have an expiration date. During the current fiscal period, the Fund utilized $75,260 of short term capital loss carryforward and $77,336 of long term capital loss carryforward.

The tax character of distributions paid by the Fund during the years ended May 31, 2021 and May 31, 2020, was $82,726 and $49,171 of ordinary income, respectively.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from its NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the Capital Share Transactions section of the

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

November 30, 2021 (Unaudited) (Continued)

Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – RISKS

COVID-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

Sector Risk. To the extent that the Fund invests more heavily in particular sectors or regions of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

AI Powered International Equity ETF

Expense Example

For the Six-Months Ended November 30, 2021 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated below in the Expense Example table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expenses Paid During the Period (1)
Actual	$ 1,000.00	$ 983.60	$3.93
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,021.11	$4.00

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.79%, multiplied by the average account value during the period, multiplied by 183/365 to reflect the one-half year period.

AI Powered International Equity ETF

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2020. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

AI Powered International Equity ETF

Federal Tax Information

(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended May 31, 2021, certain dividends paid by the Fund may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 59.22%.

For corporate shareholders, the percent of ordinary income distributions qualifying for corporate dividends received deduction for the fiscal year ended May 31, 2021 was 1.09%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) was 0.00%.

Results of Shareholder Meeting
(Unaudited)

A Special Meeting of Shareholders of the Funds was held on August 6, 2021 at the offices of U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin, pursuant to notice given to all shareholders of record of the Funds at the close of business on May 10, 2021. At the Special Meeting, shareholders were asked to approve the following proposals, and the tabulation of the shareholder votes rendered the following results:

Proposal 1	For Votes	Against	Abstained
To approve a new investment sub-advisory agreement among EquBot Inc., Toroso Investments, LLC, and ETF Series Solutions, on behalf of the AI Powered International Equity ETF. No increase in shareholder fees or expenses is being proposed.	331,957	330	1,442

AI Powered International Equity ETF

Information About Portfolio Holdings

(Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Fund’s website at www.aiiqetf.com. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.aiiqetf.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.aiiqetf.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 will be available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Fund’s Trustees
(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.aiiqetf.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to the NAV of the Fund is available, without charge, on the Fund’s website at www.aiiqetf.com.

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Adviser

EquBot, Inc.
450 Townsend Street
San Francisco, California 94107

Sub-Adviser

Toroso Investments, LLC
898 North Broadway, Suite 2
Massapequa, New York 11758

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

AI Powered International Equity ETF

Symbol – AIIQ
CUSIP – 26922A461

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	2/7/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	2/7/2022

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	2/7/2022

*	Print the name and title of each signing officer under his or her signature.